Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Schedule of Revenue by Geographic Location
The following table presents total revenues by geographic area based on the location products were shipped to and services provided (in thousands):

	Year ended December 31,
	2019	2020
United States	$7,035	$8,328
Americas, excluding United States	361	436
Europe, Middle East and Africa	2,368	5,870
Asia and Pacific	1,649	4,270

Total	$11,413	$18,904

Schedule of Allowance for Doubtful Accounts
Changes in the Company’s allowance for doubtful accounts were as follows (in thousands):

	Year Ended December 31, 2019	Year Ended December 31, 2020
Beginning balance	$—	$117
Provisions	169	67
Uncollectible accounts written off, net of recoveries	(52)	(56)

Ending balance	$117	$128

Summary of Changes in Allowance for Excess and Obsolete Inventory	Changes in the Company’s allowance for excess and obsolete inventory were as follows (in thousands):

	Year Ended December 31, 2019	Year Ended December 31, 2020
Beginning balance	$1,676	$6,440
Charged to cost of revenue	8,875	797
Direct write off	(4,111)	(4,538)

Ending balance	$6,440	$2,699

Schedules of Concentration of Risk
Accounts receivable from the Company’s major customers representing 10% or more of total accounts receivable was as follows:

	June 30, 2021		December 31, 2020
Customer A		*	13%
Customer B		*	23%
*	Customer accounted for less than 10% of total accounts receivable in the period.
Revenue from the Company’s major customers representing 10% or more of total revenue was as follows:

	Three Months Ended June 30,				Six Months Ended June 30,
	2021		2020		2021		2020
Customer C		*		*	15%		16%
Customer D		*	45%			*	30%

*	Customer accounted for less than 10% of total revenue in the period.
Concentrations of supplier risk
Purchases from the Company’s major suppliers representing 10% or more of total purchases were as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021		2020
Supplier A	12%	15%		*		*
Supplier B	14%	16%	15%		14%
*  Supplier accounted for less than 10% of total purchases in the period.
Supplier B accounted for 38% and 23% of total accounts payable balance as of June 30, 2021 and December 31, 2020.

Accounts receivable from the Company’s major customers representing 10% or more of total accounts receivable was as follows:

	December 31, 2019	December 31, 2020
Customer A	10%	*
Customer B	21%	*
Customer C	*	13%
Customer D	*	23%
* Customer accounted for less than
10
% of total accounts receivable in the period.